Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 16, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities		$ 0.3	$ 0.7
Excise tax repurchase percentage	1.00%	21.00%	21.00%
Fair value shares repurchase percentage	1.00%
Accrued expenses and other current liabilities		$ 0.5		$ 0.4